LEASES	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES

NOTE 9 – LEASES

The Company has various operating leases for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) minus 2.25% (interest rate of short-term bank loans as mentioned in note 9) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 3.625% and 2.75% as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the right-of-use assets totaled $258,967 and $34,143, respectively.

As of December 31, 2024 and 2023, lease liabilities consist of the following:

	As of December 31,
	2024	2023
Lease liabilities – current portion	$54,017	$34,143
Lease liabilities – non-current portion	204,950	—
Total	$258,967	$34,143

During the years ended December 31, 2024, 2023 and 2022, the Company incurred total operating lease expenses of $64,419, $67,794, and $70,478, respectively.

Other lease information is as follows:

	2024	2023

Weighted-average remaining lease term – operating leases	4.5 years	0.5 year
Weighted-average discount rate – operating leases	3.625%	2.75%

The following is a schedule of future minimum payments under operating leases as of December 31:

December 31,
2025	$62,374
2026	62,374
2027	62,374
2028	62,374
2029	31,188
Total lease payments	280,684
Less: imputed interest	(21,717)
Total operating lease liabilities, net of interest	$258,967

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Stated in US Dollars, except for number of shares)